Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

New Hampshire Higher Education Loan Corporation (the “Corporation”)

RBC Capital Markets, LLC (“RBC”)

(together, the “Specified Parties”)

Re:	EDvestinU Private Education Loan Issue No. 4, LLC, Private Education Loan Asset-Backed Notes, Series 2022-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled ““Edvest 2022-A - Loan Level Data and Replines as of 7-31-22 - to KPMG - 0826 a.xlsx” provided by RBC on August 26, 2022, on behalf of the Corporation, containing information on 8,447 student loans (the “Student Loans”) as of July 31, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by EDVestinU Private Education Loan Issue No. 4, LLC. The Corporation is responsible for the specified attributes identified by the Corporation in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and dates were within $1.00, 0.1%, and one (1) month, respectively.

•	The term “Cutoff Date” means July 31, 2022.

•

The term “VR Margin Mapping” means an electronic data file contained in the “VR Margin Table” tab within the “Mapping Document.xlsx” provided by the Corporation on August 11, 2022, containing VR Margin Mapping for disbursed loans.

•

The term “Lookup Code Document” means an electronic data file entitled “Mapping Document.xlsx,” provided by the Corporation on August 11, 2022, containing code definitions related to Loan Type at Origination, Repay Type, and Loan Status, attached hereto as Exhibit B, and the VR Margin Mapping.

•

The term “CampusDoor Mapping Document” means an electronic data file entitled “CampusDoor Mapping Document.xlsx,” provided by the Corporation on August 16, 2022, containing code definitions related to Loan Type at Origination, Repay Type, and Loan Status for undisbursed loans attached hereto as Exhibit C.

•	The term “T5 Portal” means the originations system created by CampusDoor and utilized by the Corporation for the purpose of processing new loan applications.

•	The term Student Loan Servicing System (“SLSS”) means the Corporation’s internal loan servicing system.

•	The term “Sources” means some or all of the following information provided by the Corporation for each Selected Student Loan:

• From SLSS:	• Lookup Code Document

• Inquire Loan File Screen	• CampusDoor Mapping Document

• Display Loan History Detail Screen	• Promissory Note

• Manual Caller Contact – All Groups Screen	• From T5 Portal:

• Display Borrower History Screen	• Borrower/Application Information Screen

• Deferment/Forbearance History By Date Screen	• Loan Information Screen

• Display Group History Information Screen	• Borrower Screen

• Display Payment Details Screen	• Current Disbursement Information Screen

• FICO Screen

• Inquire Loan/Disbursements Screen

• Display Loan Payoff/Delinquent Payment Totals Screen

We make no representation regarding the validity, enforceability, or authenticity of the information in the Sources.

•	The term “Instructions” means the instructions provided by the Corporation pertaining to a procedure, attribute, or methodology, as described in the table below and Exhibit D.

•	The term “Provided Information” means the Cutoff Date, Sources, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Corporation to perform and the associated findings are as follows:

A.

We randomly selected a sample of 100 Student Loans from the Data File (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Corporation did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

2

B.

For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources/Instructions

Loan Type at Origination

For Selected Student Loans #1-96: “Loan Type” field in Inquire Loan File Screen and Lookup Code Document.

For Selected Student Loans #97-100 (which the Corporation informed us are undisbursed loans): Borrower/Application Information Screen in the T5 Portal and CampusDoor Mapping Document.

Repay Type

For Selected Student Loans #1-96: “Loan Type” and “Bond” fields in Inquire Loan File Screen and Lookup Code Document.

For Selected Student Loans #97-100: “Type” field in the “Repayment” section of the Loan Information Screen in the T5 Portal and CampusDoor Mapping Document.

Loan Status

For Selected Student Loans #1-96: “Status” field in Inquire Loan File Screen, “BEF” field in the Display Loan History Detail Screen, “AFT” field in the Display Loan History Detail Screen, Lookup Code Document, and Instructions.

For Selected Student Loans #97-100: “Type” field in the “Repayment” section of the in the Loan Information Screen in the T5 Portal and CampusDoor Mapping Document.

Days Past Due

For Selected Student Loans #1-96: “DPD” field in Manual Caller Contact – All Groups Screen, Display Borrower History Screen or Display Payment Details Screen, and Instructions.

For Selected Student Loans #97-100: the Corporation informed us that all undisbursed loans had a Days Past Due of 0.

Next Principal Payment Due Date

For Selected Student Loans #1-96: “Due Date” field within the Manual Caller Contact – All Groups Screen, “Status” field and “Grad/Sep Date” field in the Inquire Loan File Screen, “Due Date” field within the Manual Caller Contact – All Groups Screen, “Grad/Sep Date” field on the Inquire Loan File Screen, End Date” field on the Deferment/Forbearance History By Date Screen, “Conversion” field in the Inquire Loan File Screen, “Due Date” field in the Display Group History Information Screen, and Instructions.

For Selected Student Loans #97-100: “Expected Graduation Date” field in the Current Disbursement Information Screen in the T5 Portal.

Repayment Months Remaining

For Selected Student Loans #1-96: “Remaining” field in Inquire Loan File Screen.

For Selected Student Loans #97-100: “Assumed Term” field in the “Repayment” section in the Loan Information Screen in the T5 Portal.

3

Attributes	Sources/Instructions

Current Borrower Rate

For Selected Student Loans #1-96: “B-RTE” field in the Display Loan History Detail Screen or “Int Rate” field in the Inquire Loan File Screen, and Instructions.

For Selected Student Loans #97-100: “Repay Rate” field in the Loan Information Screen in the T5 Portal, and Instructions.

VR Margin

For Selected Student Loans #1-96: “B-RTE” field within the Display Loan History Detail Screen and Lookup Code Document, “IR VAR” field within the Inquire Loan File Screen, and Instructions.

For Selected Student Loans #97-100: consider VR Margin to be 0 if the “Interest Rate Type” field in the Loan Information Screen in the T5 Portal was “Fixed.”

Obligor State

For Selected Student Loans #1-96: “Address” field in the Manual Caller Contact – All Groups Screen or Display Borrower History Screen.

For Selected Student Loans #97-100: “State” field in the Borrower Screen in the T5 Portal.

Presence of Coborrower	For Selected Student Loans #1-96: “COM” field in Manual Caller Contact – All Groups Screen. For Selected Student Loans #97-100: the Borrower/Application Information Screen in the T5 Portal.

FICO at Origination	“FICO Score” field of the borrower and “FICO Score” field of the cosigner in the FICO Screen, and Instructions.

First Disbursement Date

For Selected Student Loans #1-96: “1st Disb Date” field in Inquire Loan File Screen.

For Selected Student Loans #97-100: “Disbursement Date” field in the Current Disbursement Information Screen in the T5 Portal.

Current Disbursed Balance

For Selected Student Loans #1-96: “Principal” field in the Inquire Loan File Screen, “Amt Disbursed” field in the Inquire Loan File Screen, “BAL” field in the Display Loan History Detail Screen, “Principal” field in the Display Loan Payoff/Delinquent Payment Totals Screen, and Instructions.

For Selected Student Loans #97-100: the Corporation informed us that the Current Disbursed Balance was $0 for the undisbursed Selected Student Loans.

Future Disbursement Amount

For Selected Student Loans #1-96: “Loaned Amt” and “Amt Disbursed” fields in the Inquire Loan File Screen, Inquire Loan/Disbursements Screen, and Instructions.

For Selected Student Loans #97-100: “Amount” fields in the Current Disbursement Information Screen in the T5 Portal, and Instructions.

Number of Principal Payments Made

For Selected Student Loans #1-96: “Orin Ln Term” and “Remaining” fields in the Inquire Loan File Screen, and Instructions.

For Selected Student Loans #97-100: the Corporation informed us that the Number of Principal Payments Made was 0 for undisbursed Selected Student Loans.

4

C.

For each Selected Student Loan, we observed the presence of a Promissory Note in the Source Documents. The Specified Parties indicated that the absence of a Promissory Note constituted an exception. Promissory Notes were present for all Selected Student Loans.

We were engaged by the Corporation to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Corporation and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Corporation, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

September 8, 2022

5

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2022A001	51	2022A051
2	2022A002	52	2022A052
3	2022A003	53	2022A053
4	2022A004	54	2022A054
5	2022A005	55	2022A055
6	2022A006	56	2022A056
7	2022A007	57	2022A057
8	2022A008	58	2022A058
9	2022A009	59	2022A059
10	2022A010	60	2022A060
11	2022A011	61	2022A061
12	2022A012	62	2022A062
13	2022A013	63	2022A063
14	2022A014	64	2022A064
15	2022A015	65	2022A065
16	2022A016	66	2022A066
17	2022A017	67	2022A067
18	2022A018	68	2022A068
19	2022A019	69	2022A069
20	2022A020	70	2022A070
21	2022A021	71	2022A071
22	2022A022	72	2022A072
23	2022A023	73	2022A073
24	2022A024	74	2022A074
25	2022A025	75	2022A075
26	2022A026	76	2022A076
27	2022A027	77	2022A077
28	2022A028	78	2022A078
29	2022A029	79	2022A079
30	2022A030	80	2022A080
31	2022A031	81	2022A081
32	2022A032	82	2022A082
33	2022A033	83	2022A083
34	2022A034	84	2022A084
35	2022A035	85	2022A085
36	2022A036	86	2022A086
37	2022A037	87	2022A087
38	2022A038	88	2022A088
39	2022A039	89	2022A089
40	2022A040	90	2022A090
41	2022A041	91	2022A091
42	2022A042	92	2022A092
43	2022A043	93	2022A093
44	2022A044	94	2022A094
45	2022A045	95	2022A095
46	2022A046	96	2022A096
47	2022A047	97	2022A097
48	2022A048	98	2022A098
49	2022A049	99	2022A099
50	2022A050	100	2022A100

Note:	The Corporation has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B – Lookup Code Document

Loan Type at Origination

Criteria	Loan Type
EDC	In School
EDL	Consolidation
EDN	In School
EDO	Consolidation
EDP	In School

Repay Type

Criteria	Repayment Type
Bond 881, 871, 880 or 870	Interest Only
Loan type starts with EDC and EDN	Deferred
Loan type starts with EDL, EDO* OR loan type starts with EDP and bond number is not equal to 881, 871, 880 or 870	Immediate

Loan Status

Criteria	Loan Status
D	Deferment
F	Forbearance (Exception FIO, FIG & FCI)
FIO, FIG & FCI	Interest Only
I30	In School
I40	In Grace
P30	Repayment

Exhibit C – Campus Door Mapping Document

Loan Type at Origination

Criteria	Loan Type
EDvestinU National Loan Program - Credible	In-School
EDvestinU National Loan Program	In-School
EDvestinU Refinance	Refinance
National International Loan Program	InSch_International
EDvestinU Refinance Credible	Refinance
EDvestinU NH Private Loan Program	In-School

Repay Type

Criteria	Repayment Type
Full Deferment	Deferred
Interest Only	Interest Only
Immediate Repay Fully Disbursed	Immediate

Loan Status

Criteria	Loan Status
Full Deferment	School
Interest Only	Grace
Immediate Repay Fully Disbursed	Grace

Exhibit D – Instructions

Attribute	Attribute Instructions
Loan Status

Compare the Loan Status as follows (Instructions are listed in order of priority until the attribute was agreed):

For Selected Student Loans #1-96:

i.   Compare to “Status” field in Inquire Loan File Screen

ii.  Compare to “BEF” field within Display Loan History Detail Screen if the loan status change was posted after the Cutoff Date,

iii.   Compare to the “AFT” field within Display Loan History Detail Screen if the loan status change was posted before the Cutoff Date based on the Lookup Code Document.

Days Past Due

Compare or recompute the Days Past Due as follows (Instructions are listed in order of priority until the attribute was agreed):

For Selected Student Loans #1-96:

i.   Compare to “DPD” field in Manual Caller Contact – All Groups Screen, and Display Borrower History Screen or Display Payment Details Screen.

ii.  If Days Past Due did not agree with the “DPD” field in the Manual Caller Contact – All Groups Screen, recompute by (i) identify if there was a payment after Cutoff date within the Display Borrower History Screen or Display Payment Details Screen, (ii) subtract the day of the month in the “Due Date” field within the Manual Caller Contact – All Groups Screen from the day of the month of the Cutoff Date.

Next Principal Payment Due Date

Recompute the Next Principal Payment Due Date using the Cutoff Date plus the number of months in the “SchoolMonthsRemaining,” “GraceMonthsRemaining,” and “DeferForbearMonthsRemaining” fields in the Data File, as well as the day of the month in the “Due Date” field within the Manual Caller Contact – All Groups Screen (the “Recomputed Next Principal Payment Due Date”).

Compare the Recomputed Next Principal Payment Due Date to the Next Principal Payment Due Date as follows (Instructions are listed in order of priority until the attribute was agreed):

a)  For Selected Student Loans #1-96:

i.   If the “Status” field in the Inquire Loan File Screen is “FIO” or if the “Status” field in the Inquire Loan File Screen is “I40” and Repay Type is “Immediate” or “Interest Only,” compare the Recomputed Next Principal Payment Due Date to the cycle date determined by the “Due Date” field within the Manual Caller Contact – All Groups Screen that is six (6) months after the “Grad/Sep Date” field on the Inquire Loan File Screen.

ii.  If the “Status” field in the Inquire Loan File Screen is “FIG” or “FCI,” compare to the cycle date determined by the “Due Date” field within the Manual Caller Contact – All Groups Screen that is after the “End Date” field on the Deferment/Forbearance History By Date Screen.

Attribute	Attribute Instructions

iii.   If the “Status” field in the Inquire Loan File Screen is “P30,” compare to the “Due Date” field within the Manual Caller Contact – All Groups Screen.

iv.   For all other Selected Student Loans #1-96, compare to the cycle date determined by the “Due Date” field within the Manual Caller Contact – All Groups Screen that is after the “Conversion” field in the Inquire Loan File Screen.

v.  If the Recomputed Next Principal Payment Due Date did not agree and Repay Type was not “Interest Only,” compare the “Due Date” field in the Display Group History Information Screen to the above.

b)  For Selected Student Loans #97-100, compare to the date six (6) months after the “Expected Graduation Date” field in the Current Disbursement Information Screen in the T5 Portal.

Current Borrower Rate

For Selected Student Loans #1-96, if the “IR VAR” field within the Inquire Loan File Screen was “Y,” compare to the “B-RTE” field within the Display Loan History Detail Screen. If the “IR VAR” field within the Inquire Loan File Screen was blank, compare to the “Int Rate” field within the Inquire Loan File Screen.

For Selected Student Loans #97-100, the “Repay Rate” field in the Loan Information Screen in the T5 Portal. If the “Repay Type” in the Loan Information Screen was “Interest Only,” add 0.5% repayment benefit to the “Repay Rate” in the Loan Information Screen in the T5 Portal.

VR Margin	For Selected Student Loans #1-96, if the “IR VAR” field within the Inquire Loan File Screen was “Y,” compare to the “B-RTE” field within the Display Loan History Detail Screen based on the Lookup Code Document. If the “IR VAR” field within the Inquire Loan File Screen was blank, consider VR Margin to be 0.

FICO at Origination	The greater of the “FICO Score” field of the borrower and “FICO Score” field of the cosigner in the FICO Screen.

Current Disbursed Balance

Compare or recompute the Current Principal Balance as follows (Instructions are listed in order of priority until the attribute was agreed):

For Selected Student Loans #1-96:

i.   Compare to the “Principal” field in the Inquire Loan File Screen.

ii.  Subtract the disbursements made after the Cutoff Date in the Inquire Loan/Disbursements Screen from the “Amt Disbursed” field in the Inquire Loan File Screen.

iii.   Compare to the “BAL” field in the Display Loan History Detail Screen.

iv.   Compare to the corresponding “Principal” field in the Display Loan Payoff/Delinquent Payment Totals Screen.

Attribute	Attribute Instructions

Future Disbursement Amount

Compare or recompute the Future Disbursement Amount as follows (Instructions are listed in order of priority until the attribute was agreed):

For Selected Student Loans #1-96:

a.   Recompute as the difference between the “Loaned Amt” and “Amt Disbursed” fields in the Inquire Loan File Screen.

b.  Recompute as the sum of all disbursement amounts after the Cutoff Date that were not cancelled within the Inquire Loan/Disbursements Screen.

c.   Recompute by summing all disbursements made before and on the Cutoff Date that were not cancelled within the Inquire Loan/Disbursements Screen, then subtracting the result from the “Loaned Amt” field within the Inquire Loan File Screen.

d.  Recompute by summing all disbursements that were not cancelled within the Inquire Loan/Disbursements Screen, then subtracting the result from the “AMT Disbursed” field within the Inquire Loan File Screen.

For Selected Student Loans #97-100, recompute as the sum of the “Amount” fields in the Current Disbursement Information Screen in the T5 Portal.

Number of Principal Payments Made	For Selected Student Loans #1-96, recompute as the difference between the “Orin Ln Term” and “Remaining” fields in the Inquire Loan File Screen.